Summary of accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Summary of accounting policies
Warrant

2.1Warrant

Warrant issued by the Company, allowing the holder to purchase a fixed number of ordinary shares of the Company in exchange for a fixed amount of cash, meets the definition of an equity instrument. Relevant transaction costs are accounted for as a deduction from equity. Subsequent redemptions or re-financings of the equity instrument are recognized in equity. Changes in the fair value of the warrant are not recognized in the financial statements.